RECENT DEVELOPMENTS (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 25, 2016	Nov. 02, 2016	Nov. 23, 2016	Dec. 31, 2016	Dec. 31, 2015
Recent Developments [Line Items]
Common stock, par value (in dollars per share)				$ 0.01	$ 0.01
Asset Purchase Agreement | Metro Outdoor of Austin LLC | Standard Outdoor Southwest LLC
Recent Developments [Line Items]
Total consideration paid or payable		$ 330
Consideration paid or payable in cash		290
Consideration paid or payable in shares		40
Consideration paid or payable for deposit		$ 145
Stock Purchase Agreement | Interboro LLC
Recent Developments [Line Items]
Consideration paid or payable in cash			$ 2,500
Stock Purchase Agreement | Maidstone Insurance Company
Recent Developments [Line Items]
Contribution of new capital			$ 10,000
Contribution And Exchange Agreement | SG Parties and Additional Persons | Class A Common Stock
Recent Developments [Line Items]
Reclassification of common stock, description				Reclassification of every 25 shares of the common stock, par value $0.01 per share, of the Company into a one share of a new class of common stock, par value $0.01 per share, designated as ''Class A Common Stock'' (the ''Class A Common Stock'')
Common stock, par value (in dollars per share)				$ 0.01
Common stock, voting rights				one vote per share
Common stock, conversion basis				Class A Common Stock
Contribution And Exchange Agreement | SG Parties and Additional Persons | Class B Common Stock
Recent Developments [Line Items]
Common stock dividend distribution, description				Authorization for issuance of an additional class of common stock, par value $0.01 per share, of the Company designated as ''Class B Common Stock'' (the ''Class B Common Stock'')
Common stock, par value (in dollars per share)				$ 0.01
Common stock, voting rights				10 votes per share
Common stock, conversion basis				Class B Common Stock
Contribution And Exchange Agreement | Turning Point Brands, Inc
Recent Developments [Line Items]
Percentage of voting interest acquired	50.10%
Contributed shares received	9,592,373
Par value of share	$ 0.01